Trade and Other Payables	12 Months Ended
Dec. 31, 2017
Trade and Other Payables [Abstract]
Trade and Other Payables
Note 14 -	Trade and Other Payables

	December 31
	* 2016	2017
	NIS	NIS

Open accounts**	808	1,041
Checks payable	92	21
Trade payables	900	1,062

Other payables
Liabilities to employees and other liabilities for salaries	353	355
Institutions	98	89
Accrued expenses	102	-
Accrued interest	99	66
Deferred income	82	90
Options and derivatives	10	54
Other payables	17	19
Total other payables	761	673
Total Trade and Other Payables	1,661	1,735

*Reclassified

** Of which, the carrying amount of trade payables that are related parties and interested parties as at December 31, 2017 amounts to NIS 31 (as at December 31, 2016 – NIS 21).